White Oak Select Growth Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS - 99.19% Shares Fair Value
COMMUNICATIONS - 14.72%
Internet Media & Services - 14.72%
Alphabet, Inc. - Class A
(a)
152,000 $ 15,023,680
Alphabet, Inc. - Class C
(a)
248,000 24,767,760
Meta Platforms, Inc. - Class A
(a)
67,975 10,126,236
49,917,676
CONSUMER DISCRETIONARY - 15.07%
E-Commerce Discretionary - 9.55%
Amazon.com, Inc.
(a)
314,100 32,393,133
Retail - Discretionary - 5.52%
Lowe's Companies, Inc. 90,000 18,742,500
FINANCIALS - 18.03%
Asset Management - 7.40%
Charles Schwab Corp. (The) 324,100 25,091,822
Banking - 5.74%
JPMorgan Chase & Co. 139,065 19,463,537
Institutional Financial Services - 0.94%
State Street Corp.
(b)
35,000 3,196,550
Insurance - 3.95%
Chubb Ltd. 58,937 13,407,578
HEALTH CARE - 25.36%
Biotech & Pharma - 12.77%
Amgen, Inc. 82,460 20,812,904
Novartis AG - ADR
(b)
114,060 10,336,117
Pfizer, Inc. 275,700 12,174,912
43,323,933
Health Care Facilities & Services - 6.63%
Cigna Corp. 32,952 10,434,910
Laboratory Corporation of America Holdings
(b)
47,770 12,043,772
22,478,682
Medical Equipment & Devices - 5.96%
Alcon, Inc. 138,000 10,378,980
Zimmer Biomet Holdings, Inc. 77,390 9,854,843
20,233,823
INDUSTRIALS - 1.79%
Aerospace & Defense - 1.79%
General Dynamics Corp. 26,020 6,064,221
TECHNOLOGY - 24.22%
Semiconductors - 15.22%
KLA Corp. 58,835 23,091,561
NXP Semiconductors NV 66,513 12,259,011
QUALCOMM, Inc. 122,300 16,291,583
51,642,155
Technology Hardware - 7.03%
Cisco Systems, Inc. 490,000 23,848,300

White Oak Select Growth Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS - 99.19% (Continued) Shares Fair Value
TECHNOLOGY - 24.22% (Continued)
Technology Services - 1.97%
Cognizant Technology Solutions Corp. - Class A 100,000 $ 6,675,000
TOTAL COMMON STOCKS  (Cost $170,373,904) 336,478,910
SHORT-TERM INVESTMENTS - 5.12% Shares Fair Value
REPURCHASE AGREEMENTS - 0.77%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.99%, dated 1/31/2023 and
maturing 2/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 0.00% to 4.13% and maturity dates
ranging from 4/, 3.99%, dated 01/31/23, due 02/01/23,
repurchase proceeds: 2,606,523 2,606,523
COLLATERAL FOR SECURITIES LOANED - 4.35%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%
(c)
14,765,782 14,765,782
TOTAL SHORT-TERM INVESTMENTS (Cost $17,372,305) 17,372,305
TOTAL INVESTMENTS- 104.31% (Cost $187,746,209) 353,851,215
Liabilities in Excess of Other Assets - (4.31)% (14,611,841)
NET ASSETS - 100.00% $ 339,239,374
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $14,595,606.
(c) Rate disclosed is the seven day effective yield as of January 31, 2023.
ADR - American Depositary Receipt.

Pin Oak Equity Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS - 92.72% Shares Fair Value
COMMUNICATIONS - 15.01%
Entertainment Content - 0.96%
Activision Blizzard, Inc. 15,632 $ 1,196,942
Internet Media & Services - 14.05%
Alphabet, Inc. - Class A
(a)
27,500 2,718,100
Alphabet, Inc. - Class C
(a)
120,000 11,984,400
Meta Platforms, Inc. - Class A
(a)
18,569 2,766,224
17,468,724
CONSUMER DISCRETIONARY - 12.47%
E-Commerce Discretionary - 12.47%
Amazon.com, Inc.
(a)
102,400 10,560,512
eBay, Inc.
(b)
100,000 4,950,000
15,510,512
ENERGY - 1.01%
Oil & Gas Producers - 1.01%
Coterra Energy, Inc. 50,000 1,251,500
FINANCIALS - 14.00%
Asset Management - 5.76%
Charles Schwab Corp. (The) 92,500 7,161,350
Institutional Financial Services - 4.09%
Bank of New York Mellon Corp. (The) 100,745 5,094,675
Insurance - 4.15%
Assurant, Inc.
(b)
38,900 5,157,751
HEALTH CARE - 21.98%
Biotech & Pharma - 10.59%
Amgen, Inc. 18,500 4,669,400
Gilead Sciences, Inc. 48,145 4,041,291
Regeneron Pharmaceuticals, Inc.
(a)
5,881 4,460,562
13,171,253
Health Care Facilities & Services - 11.39%
McKesson Corp.
(b)
21,400 8,103,752
Molina Healthcare, Inc.
(a)
12,291 3,832,703
Quest Diagnostics, Inc. 15,000 2,227,200
14,163,655
INDUSTRIALS - 2.11%
Electrical Equipment - 2.11%
Amphenol Corp. - Class A 32,860 2,621,242
TECHNOLOGY - 26.14%
Semiconductors - 5.84%
KLA Corp. 18,498 7,260,095
Software - 3.24%
Akamai Technologies, Inc.
(a)
45,324 4,031,570
Technology Services - 17.06%
Amdocs Ltd. 81,587 7,500,293
Paychex, Inc. 43,649 5,057,173

Pin Oak Equity Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS - 92.72% (Continued) Shares Fair Value
TECHNOLOGY - 26.14% (Continued)
Technology Services - 17.06% (Continued)
PayPal Holdings, Inc.
(a)(b)
18,000 $ 1,466,820
Visa, Inc. - Class A
(b)
31,220 7,187,156
21,211,442
TOTAL COMMON STOCKS  (Cost $62,347,256) 115,300,711
SHORT-TERM INVESTMENTS - 19.23% Shares Fair Value
REPURCHASE AGREEMENTS - 5.02%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.99%, dated 1/31/2023 and
maturing 2/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 0.00% to 4.13% and maturity dates
ranging from 4/15/2023 to 5/31/2027 with a par value of
$6,382,080 and a collateral value of $6,366,300 6,241,431 6,241,431
COLLATERAL FOR SECURITIES LOANED - 14.21%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%
(c)
17,675,194 17,675,194
TOTAL SHORT-TERM INVESTMENTS (Cost $23,916,625) 23,916,625
TOTAL INVESTMENTS - 111.95% (Cost $86,263,881) 139,217,336
Liabilities in Excess of Other Assets - (11.95)% (14,857,566)
NET ASSETS - 100.00% $ 124,359,770
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $17,405,904.
(c) Rate disclosed is the seven day effective yield as of January 31, 2023.

Rock Oak Core Growth Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS - 91.81% Shares Fair Value
CONSUMER DISCRETIONARY - 6.75%
Leisure Products - 3.08%
Thor Industries, Inc.
(a)
3,490 $ 332,702
Wholesale - Discretionary - 3.67%
Pool Corp.
(a)
1,030 397,178
ENERGY - 8.16%
Oil & Gas Producers - 4.85%
Coterra Energy, Inc. 11,541 288,871
Murphy USA, Inc.
(a)
864 235,034
523,905
Renewable Energy - 3.31%
SolarEdge Technologies, Inc.
(a) (b)
1,120 357,426
FINANCIALS - 8.76%
Insurance - 8.76%
Assurant, Inc.
(a)
1,830 242,640
Hartford Financial Services Group, Inc. (The) 9,065 703,534
946,174
HEALTH CARE - 22.95%
Biotech & Pharma - 10.29%
Exelixis, Inc.
(b)
18,149 319,786
Jazz Pharmaceuticals PLC
(b)
3,655 572,592
Viatris, Inc. 18,120 220,339
1,112,717
Health Care Facilities & Services - 11.15%
Cardinal Health, Inc. 5,770 445,733
Molina Healthcare, Inc.
(b)
1,000 311,830
Quest Diagnostics, Inc. 3,015 447,667
1,205,230
Medical Equipment & Devices - 1.51%
Illumina, Inc.
(b)
760 162,792
INDUSTRIALS - 18.15%
Aerospace & Defense - 5.97%
Huntington Ingalls Industries, Inc. 1,186 261,561
TransDigm Group, Inc. 535 383,996
645,557
Commercial Support Services - 3.62%
Republic Services, Inc. 3,130 390,687
Machinery - 8.56%
Curtiss-Wright Corp. 1,620 268,596
ESAB Corp. 3,618 209,156
Nordson Corp. 1,839 447,429
925,181
MATERIALS - 6.44%
Chemicals - 2.23%
CF Industries Holdings, Inc.
(a)
2,840 240,548

Rock Oak Core Growth Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS - 91.81% (Continued) Shares Fair Value
MATERIALS - 6.44% (Continued)
Construction Materials - 4.21%
Carlisle Companies, Inc. 1,815 $ 455,311
TECHNOLOGY - 20.60%
Technology Hardware - 14.14%
F5, Inc.
(b)
2,820 416,401
NetApp, Inc. 5,805 384,465
Seagate Technology PLC 6,007 407,155
Ubiquiti Networks, Inc.
(a)
1,095 319,915
1,527,936
Technology Services - 6.46%
Amdocs Ltd. 3,602 331,132
Cognizant Technology Solutions Corp. - Class A 5,507 367,592
698,724
TOTAL COMMON STOCKS  (Cost $7,634,869) 9,922,068
SHORT-TERM INVESTMENTS - 23.13% Shares Fair Value
REPURCHASE AGREEMENTS - 8.13%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.99%, dated 1/31/2023 and
maturing 2/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 0.00% to 4.13% and maturity dates
ranging from 4/15/2023 to 5/31/2027 with a par value of
$8 98,017 and a collateral value of $895,797 878,226 878,226
COLLATERAL FOR SECURITIES LOANED - 15.00%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%
(c)
1,621,451 1,621,451
TOTAL SHORT-TERM INVESTMENTS (Cost $2,499,677) 2,499,677
TOTAL INVESTMENTS - 114.94% (Cost $10,134,546) 12,421,745
Liabilities in Excess of Other Assets - (14.94)% (1,614,543)
NET ASSETS - 100.00% $ 10,807,202
(a) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,637,445.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of January 31, 2023.

River Oak Discovery Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS - 97.21% Shares Fair Value
COMMUNICATIONS - 0.46%
Advertising & Marketing - 0.46%
QuinStreet, Inc.
(a)
9,875 $ 151,384
CONSUMER DISCRETIONARY - 7.15%
Consumer Services - 2.02%
Adtalem Global Education, Inc.
(a)
17,305 660,705
Retail - Discretionary - 5.13%
Asbury Automotive Group, Inc.
(a)(b)
7,644 1,681,680
CONSUMER STAPLES - 3.96%
Household Products - 3.96%
Edgewell Personal Care Co. 17,322 742,421
Energizer Holdings, Inc.
(b)
15,000 556,500
1,298,921
FINANCIALS - 13.05%
Asset Management - 4.67%
AllianceBernstein Holding LP 21,518 815,748
Artisan Partners Asset Management, Inc. - Class A
(b)
19,387 713,829
1,529,577
Banking - 4.63%
Atlantic Union Bancshares Corp. 21,935 848,665
Dime Community Bancshares, Inc. 22,499 670,920
1,519,585
Insurance - 3.75%
CNO Financial Group, Inc. 17,845 459,687
Selective Insurance Group, Inc.
(b)
8,090 768,550
1,228,237
HEALTH CARE - 12.04%
Biotech & Pharma - 6.55%
Harmony Biosciences Holdings, Inc.
(a)(b)
9,450 455,207
Ironwood Pharmaceuticals, Inc.
(a)
69,325 798,624
Prestige Consumer Healthcare, Inc.
(a)
13,557 891,508
2,145,339
Health Care Facilities & Services - 5.49%
Ensign Group, Inc./The
(b)
9,697 904,245
Premier, Inc. - Class A
(b)
26,868 896,316
1,800,561
INDUSTRIALS - 25.39%
Commercial Support Services - 15.30%
AMN Healthcare Services, Inc.
(a)(b)
10,553 1,011,400
Barrett Business Services, Inc. 9,477 941,824
Kforce, Inc. 17,008 954,659
Korn Ferry
(b)
18,303 988,179
Vectrus, Inc.
(a)
25,309 1,117,645
5,013,707
Electrical Equipment - 4.16%
Advanced Energy Industries, Inc.
(b)
14,717 1,364,855

River Oak Discovery Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS - 97.21% (Continued) Shares Fair Value
INDUSTRIALS - 25.39% (Continued)
Industrial Support Services - 3.22%
Applied Industrial Technologies, Inc. 7,357 $ 1,053,596
Machinery - 2.71%
Kadant, Inc.
(b)
4,352 886,807
TECHNOLOGY - 35.16%
Semiconductors - 23.45%
Ambarella, Inc.
(a)
13,540 1,216,434
Cirrus Logic, Inc.
(a)(b)
14,326 1,294,927
Cohu, Inc.
(a)
31,025 1,119,382
Diodes, Inc.
(a)(b)
10,822 965,214
Kulicke & Soffa Industries, Inc.
(b)
27,985 1,430,034
Silicon Motion Technology Corp. - ADR 14,723 943,744
Tower Semiconductor Ltd.
(a)
17,143 716,406
7,686,141
Software - 7.20%
Calix, Inc.
(a)
14,095 741,961
NextGen Healthcare, Inc.
(a)
49,292 937,534
Verint Systems, Inc.
(a)
17,863 678,258
2,357,753
Technology Services - 4.51%
CSG Systems International, Inc. 7,000 417,690
Perficient, Inc.
(a)(b)
14,311 1,061,017
1,478,707
TOTAL COMMON STOCKS  (Cost $26,333,283) 31,857,555
SHORT-TERM INVESTMENTS - 35.70% Shares Fair Value
REPURCHASE AGREEMENTS - 2.91%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.99%, dated 1/31/2023 and
maturing 2/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 0.00% to 4.13% and maturity dat es
ranging from 4/15/2023 to 5/31/2027 with a par value of
$973,819 and a collateral value of $971,411 952,358 952,358
COLLATERAL FOR SECURITIES LOANED - 32.79%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%
(c)
10,743,751 10,743,751
TOTAL SHORT-TERM INVESTMENTS (Cost $11,696,109) 11,696,109
TOTAL INVESTMENTS - 132.91% (Cost $38,029,392) 43,553,664
Liabilities in Excess of Other Assets - (32.91)% (10,783,682)
NET ASSETS - 100.00% $ 32,769,982
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,662,772.
(c) Rate disclosed is the seven day effective yield as of January 31, 2023.

River Oak Discovery Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
ADR - American Depositary Receipt.

Red Oak Technology Select Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS - 98.69% Shares Fair Value
COMMUNICATIONS - 10.83%
Internet Media & Services - 10.83%
Alphabet, Inc. - Class A
(a)
75,000 $ 7,413,000
Alphabet, Inc. - Class C
(a)
304,720 30,432,387
Meta Platforms, Inc. - Class A
(a)
83,225 12,398,028
50,243,415
CONSUMER DISCRETIONARY - 9.30%
E-Commerce Discretionary - 9.30%
Amazon.com, Inc.
(a)
263,000 27,123,190
eBay, Inc. 324,030 16,039,485
43,162,675
INDUSTRIALS - 5.57%
Aerospace & Defense - 4.54%
General Dynamics Corp. 55,744 12,991,696
Lockheed Martin Corp. 17,399 8,060,261
21,051,957
Electrical Equipment - 1.03%
Amphenol Corp. - Class A 60,000 4,786,200
TECHNOLOGY - 72.99%
Semiconductors - 22.90%
Advanced Micro Devices, Inc.
(a)
90,000 6,763,500
Intel Corp.
(b)
147,615 4,171,600
KLA Corp. 68,609 26,927,660
Microchip Technology, Inc. 95,000 7,373,900
NVIDIA Corp. 45,000 8,791,650
NXP Semiconductors NV 113,550 20,928,401
Qorvo, Inc.
(a)
100,000 10,866,000
QUALCOMM, Inc. 153,200 20,407,772
106,230,483
Software - 23.79%
Akamai Technologies, Inc.
(a)
116,780 10,387,581
Check Point Software Technologies Ltd.
(a)
58,700 7,466,640
Microsoft Corp. 99,403 24,633,057
Oracle Corp. 316,171 27,968,487
Synopsys, Inc.
(a)
65,970 23,336,888
VMware, Inc. - Class A
(a)
135,470 16,591,011
110,383,664
Technology Hardware - 14.68%
Apple, Inc. 190,000 27,415,100
Cisco Systems, Inc. 576,180 28,042,680
NetApp, Inc. 191,334 12,672,051
68,129,831
Technology Services - 11.62%
Accenture PLC - Class A 50,118 13,985,428
Global Payments, Inc. 93,157 10,500,657
MasterCard, Inc. - Class A 29,642 10,985,325

Red Oak Technology Select Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS - 98.69% (Continued) Shares Fair Value
TECHNOLOGY - 72.99% (Continued)
Technology Services - 11.62% (Continued)
Visa, Inc. - Class A
(b)
80,000 $ 18,416,800
53,888,210
TOTAL COMMON STOCKS  (Cost $213,464,073) 457,876,435
SHORT-TERM INVESTMENTS - 5.12% Shares Fair Value
REPURCHASE AGREEMENTS - 0.22%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.99%, dated 1/31/2023 and
maturing 2/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 0.0 0% to 4.13% and maturity dates
ranging from 4/15/2023 to 5/31/2027 with a par value of
$1,033,154 and a collateral value of $1,030,599 1,010,385 1,010,385
COLLATERAL FOR SECURITIES LOANED - 4.90%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%
(c)
22,714,468 22,714,468
TOTAL SHORT-TERM INVESTMENTS (Cost $23,724,853) 23,724,853
TOTAL INVESTMENTS - 103.81% (Cost $237,188,926) 481,601,288
Liabilities in Excess of Other Assets - (3.81)% (17,654,018)
NET ASSETS - 100.00% $ 463,947,270
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $22,362,492.
(c) Rate disclosed is the seven day effective yield as of January 31, 2023.

Black Oak Emerging Technology Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS - 97.05% Shares Fair Value
CONSUMER DISCRETIONARY - 1.76%
Automotive - 1.76%
Tesla, Inc.
(a)(b)
5,817 $ 1,007,621
ENERGY - 4.24%
Renewable Energy - 4.24%
SolarEdge Technologies, Inc.
(a)(b)
7,584 2,420,282
HEALTH CARE - 4.37%
Medical Equipment & Devices - 4.37%
Illumina, Inc.
(a)
6,757 1,447,349
Intuitive Surgical, Inc.
(a)
4,259 1,046,394
2,493,743
INDUSTRIALS - 11.34%
Aerospace & Defense - 1.57%
Huntington Ingalls Industries, Inc. 4,068 897,157
Electrical Equipment - 2.85%
Advanced Energy Industries, Inc.
(b)
17,560 1,628,514
Industrial Support Services - 3.51%
Applied Industrial Technologies, Inc. 14,000 2,004,940
Machinery - 3.41%
Nordson Corp.
(b)
8,000 1,946,400
TECHNOLOGY - 75.34%
Information Technology - 2.63%
Paylocity Holdings Corp.
(a)(b)
7,220 1,503,854
Semiconductors - 37.08%
Advanced Micro Devices, Inc.
(a)
17,247 1,296,112
Ambarella, Inc.
(a)
25,956 2,331,887
Cirrus Logic, Inc.
(a)(b)
20,830 1,882,824
Cohu, Inc.
(a)(b)
59,077 2,131,498
Diodes, Inc.
(a)(b)
25,770 2,298,426
KLA Corp. 6,750 2,649,240
Kulicke & Soffa Industries, Inc.
(b)
49,645 2,536,860
Lam Research Corp.
(b)
3,500 1,750,350
NVIDIA Corp. 7,737 1,511,578
QUALCOMM, Inc. 10,844 1,444,529
Silicon Motion Technology Corp. - ADR 20,940 1,342,254
21,175,558
Software - 11.18%
Calix, Inc.
(a)(b)
11,424 601,360
Concentrix Corp.
(b)
6,000 850,860
Fortinet, Inc.
(a)
20,800 1,088,672
NextGen Healthcare, Inc.
(a)(b)
88,315 1,679,751
Salesforce.com, Inc.
(a)
9,659 1,622,422
Verint Systems, Inc.
(a)
14,335 544,300
6,387,365
Technology Hardware - 9.41%
Apple, Inc. 20,120 2,903,115

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS - 97.05% (Continued) Shares Fair Value
TECHNOLOGY - 75.34% (Continued)
Technology Hardware - 9.41% (Continued)
F5, Inc.
(a)
7,705 $ 1,137,720
Ubiquiti Networks, Inc.
(b)
4,568 1,334,587
5,375,422
Technology Services - 15.04%
Amdocs Ltd. 15,234 1,400,462
Cognizant Technology Solutions Corp. - Class A 9,600 640,800
CSG Systems International, Inc. 10,000 596,700
Jack Henry & Associates, Inc.
(b)
9,125 1,643,321
PayPal Holdings, Inc.
(a)
16,640 1,355,994
Perficient, Inc.
(a)(b)
19,395 1,437,945
Science Applications International Corp. 14,607 1,515,914
8,591,136
TOTAL COMMON STOCKS  (Cost $29,998,197) 55,431,992
SHORT-TERM INVESTMENTS - 35.40% Shares Fair Value
REPURCHASE AGREEMENTS - 3.00%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.99%, dated 1/31/2023 and
maturing 2/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 0.00% to 4.13% and maturity dates
ranging from 4/15/2023 to 5/31/2027 with a par value of
$1,754,031 and a collateral value of $1,749,694 1,715,375 1,715,375
COLLATERAL FOR SECURITIES LOANED - 32.40%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%
(c)
18,506,666 18,506,666
TOTAL SHORT-TERM INVESTMENTS (Cost $20,222,041) 20,222,041
TOTAL INVESTMENTS - 132.45% (Cost $50,220,238) 75,654,033
Liabilities in Excess of Other Assets - (32.45)% (18,535,554)
NET ASSETS - 100.00% $ 57,118,479
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $18,511,033.
(c) Rate disclosed is the seven day effective yield as of January 31, 2023.
ADR - American Depositary Receipt.

Live Oak Health Sciences Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS - 98.91% Shares Fair Value
HEALTH CARE - 98.91%
Biotech - 25.74%
Amgen, Inc. 10,240 $ 2,584,576
Biogen, Inc.
(a)
5,006 1,456,245
Exelixis, Inc.
(a)
86,379 1,521,998
Gilead Sciences, Inc. 13,718 1,151,489
Moderna, Inc.
(a)(b)
10,715 1,886,483
Regeneron Pharmaceuticals, Inc.
(a)
3,190 2,419,519
United Therapeutics Corp.
(a)
7,465 1,964,564
Vertex Pharmaceuticals, Inc.
(a)(b)
5,515 1,781,897
14,766,771
Health Care Facilities - 3.07%
Ensign Group, Inc./The
(b)
18,891 1,761,586
Health Care Services - 5.19%
Laboratory Corporation of America Holdings 7,425 1,871,991
Quest Diagnostics, Inc. 7,453 1,106,621
2,978,612
Health Care Supply Chain - 17.38%
AmerisourceBergen Corp. 13,739 2,321,341
Cardinal Health, Inc. 28,409 2,194,595
Cigna Corp. 6,523 2,065,638
CVS Health Corp. 15,000 1,323,300
McKesson Corp.
(b)
5,448 2,063,049
9,967,923
Large Pharmaceuticals - 16.44%
AbbVie, Inc. 11,858 1,752,019
Eli Lilly & Co. 4,740 1,631,271
Johnson & Johnson 9,704 1,585,828
Merck & Co., Inc. 18,800 2,019,308
Novartis AG - ADR
(b)
11,600 1,051,192
Pfizer, Inc. 31,663 1,398,238
9,437,856
Life Science & Diagnostics - 3.25%
Bio-Rad Laboratories, Inc. - Class A
(a)
3,994 1,867,036
Managed Care - 14.72%
Anthem, Inc. 4,546 2,272,955
Centene Corp.
(a)
15,000 1,143,600
Humana, Inc.
(b)
3,100 1,586,270
Molina Healthcare, Inc.
(a)
4,653 1,450,945
UnitedHealth Group, Inc. 3,998 1,995,762
8,449,532
Medical Devices - 5.12%
Medtronic PLC 21,490 1,798,498
Stryker Corp. 4,479 1,136,815
2,935,313
Medical Equipment - 2.77%
Intuitive Surgical, Inc.
(a)
6,458 1,586,666

Live Oak Health Sciences Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS - 98.91% (Continued) Shares Fair Value
HEALTH CARE - 98.91% (Continued)
Specialty & Generic Pharmaceuticals - 5.23%
Ironwood Pharmaceuticals, Inc.
(a)(b)
123,082 $ 1,417,905
Jazz Pharmaceuticals PLC
(a)
10,092 1,581,013
2,998,918
TOTAL COMMON STOCKS  (Cost $40,385,892) 56,750,213
SHORT-TERM INVESTMENTS - 14.63%
REPURCHASE AGREEMENTS - 1.23%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.99%, dated 1/31/2023 and
maturing 2/1/2023, collateralized by U.S. Treasury Securities with rates ranging from 0.00% to 4.13% and maturity dates
ranging from 4/15/2023 to 5/31/2027 with a par value of
$723,538 and a collateral value of $721,749 707,592 707,592
COLLATERAL FOR SECURITIES LOANED - 13.40%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47%
(c)
7,688,114 7,688,114
TOTAL SHORT-TERM INVESTMENTS (Cost $8,395,706) 8,395,706
TOTAL INVESTMENTS - 113.54% (Cost $48,781,598) 65,145,919
Liabilities in Excess of Other Assets - (13.54)% (7,770,361)
NET ASSETS - 100.00% $ 57,375,558
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,618,103.
(c) Rate disclosed is the seven day effective yield as of January 31, 2023.
ADR - American Depositary Receipt.